ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
Accrued Expenses And Other Current Liabilities Tables Abstract
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2020	2019
Accrued payroll and related costs	$24,049	$20,662
Accrued vacation	8,285	6,639
Labor union contribution	1,315	2,089
Deferred revenue	1,683	1,652
American governmental payroll support program	4,347	-
Other	3,391	3,991
Total accrued expenses and other current liabilities	$43,070	$35,033